Financial Instruments and Risk Management - Credit and Liquidity Risk (Details) - USD ($)	Dec. 31, 2018	Nov. 01, 2018	Dec. 31, 2017
Disclosure of continuing involvement in derecognised financial assets [line items]
Percent of gross accounts receivable over 90 days past due	1.00%
Allowance for doubtful accounts	$ 5,300,000		$ 4,300,000
Factoring of receivables from facility program
Disclosure of continuing involvement in derecognised financial assets [line items]
Agreement to sell trade receivables, maximum capacity	$ 250,000,000	$ 200,000,000.0